JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 0.8%
Anglogold Ashanti plc	41,763	3,158,237
Belgium — 0.1%
Cenergy Holdings SA	20,870	521,246
Brazil — 11.4%
Allos SA	93,469	500,060
Alupar Investimento SA	120,866	780,158
Ambev SA	520,825	1,639,795
Axia Energia SA	146,389	1,531,422
Banco Bradesco SA (Preference)	560,177	2,043,276
Banco BTG Pactual SA	109,126	1,220,823
Banco Santander Brasil SA	89,883	509,068
BB Seguridade Participacoes SA	92,139	747,051
Caixa Seguridade Participacoes S/A	113,415	451,946
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	294,875	1,602,597
Cia de Saneamento de Minas Gerais Copasa MG	46,594	590,474
Cia De Saneamento do Parana Sanepar	62,286	446,765
Cia Energetica de Minas Gerais (Preference)	452,227	1,008,091
Cia Paranaense de Energia - Copel	381,151	1,116,576
CPFL Energia SA	96,494	878,490
CSN Mineracao SA	475,405	537,382
Embraer SA	98,633	1,693,387
Gerdau SA (Preference)	158,038	782,528
GPS Participacoes e Empreendimentos SA (a)	110,571	255,207
Hypera SA	71,557	300,675
Isa Energia Brasil sa (Preference)	57,555	305,308
Itau Unibanco Holding SA (Preference)	455,129	3,863,409
Itausa SA (Preference)	690,416	1,889,088
Localiza Rent a Car SA	115,710	862,378
Lojas Renner SA	326,808	873,568
M Dias Branco SA	79,380	269,029
MBRF Global Foods Co. SA	275,625	952,615
Metalurgica Gerdau SA (Preference)	323,411	697,332
Motiva Infraestrutura de Mobilidade SA	209,198	608,303
Petroleo Brasileiro SA (Preference)	393,470	3,371,059
Porto Seguro SA	90,702	983,217
Rede D'Or Sao Luiz SA (b)	78,764	535,592
Suzano SA	66,297	567,346
Telefonica Brasil SA	153,070	988,932
TIM SA	207,641	794,247
TOTVS SA	122,457	752,017
Transmissora Alianca de Energia Eletrica S/A	109,966	863,389
Ultrapar Participacoes SA	120,488	783,660
Vale SA	279,092	4,203,049
Vibra Energia SA	186,247	1,322,318
WEG SA	35,006	327,606
		44,449,233

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 3.0%
Banco de Chile	7,082,353	1,475,582
Banco de Credito e Inversiones SA	10,780	775,673
Banco Itau Chile SA	12,374	279,488
Banco Santander Chile	13,687,359	1,192,298
Cencosud SA	225,445	474,023
Cia Cervecerias Unidas SA	73,066	423,190
Cia Sud Americana de Vapores SA	11,784,163	608,378
Colbun SA	3,329,038	497,664
Embotelladora Andina SA (Preference), Class B	176,795	880,410
Empresas Copec SA	48,680	332,474
Enel Americas SA	3,898,255	368,924
Enel Chile SA	8,352,117	736,531
Falabella SA	164,848	1,102,119
Latam Airlines Group SA	52,322,298	1,392,260
Parque Arauco SA	51,787	219,625
Sociedad Quimica y Minera de Chile SA (Preference), Class B	12,387	835,348
		11,593,987
China — 19.8%
3SBio, Inc. * (b)	239,500	511,467
Agricultural Bank of China Ltd., Class A	510,100	521,209
An Hui Wenergy Co. Ltd., Class A	331,100	391,148
Anhui Conch Cement Co. Ltd., Class H	500	1,178
Anhui Expressway Co. Ltd., Class A	287,800	724,567
BAIC Motor Corp. Ltd., Class H * (b)	733,500	81,465
Bank of China Ltd., Class H	5,553,000	3,895,459
Beijing Enterprises Holdings Ltd.	88,000	354,938
Beijing Jingneng Power Co. Ltd., Class A	544,800	464,727
Beijing Shougang Co. Ltd., Class A	703,000	404,703
Bosideng International Holdings Ltd.	978,000	616,319
Brilliance China Automotive Holdings Ltd.	1,588,000	414,974
CGN Power Co. Ltd., Class H (b)	2,264,000	834,839
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	123,600	394,324
China CITIC Bank Corp. Ltd., Class H	1,263,000	1,245,355
China Communications Services Corp. Ltd., Class H	886,000	482,258
China Construction Bank Corp., Class H	5,672,000	6,655,672
China Everbright Environment Group Ltd.	821,000	534,642
China Feihe Ltd. (b)	805,000	337,930
China Gold International Resources Corp. Ltd.	34,600	781,138
China Hongqiao Group Ltd.	308,000	969,172
China Medical System Holdings Ltd.	210,000	319,993
China Merchants Port Group Co. Ltd., Class A	110,900	363,612
China Merchants Port Holdings Co. Ltd.	310,000	605,391
China National Chemical Engineering Co. Ltd., Class A	136,000	157,798
China National Medicines Corp. Ltd., Class A	44,400	186,066
China Nonferrous Mining Corp. Ltd.	283,000	534,043
China Petroleum & Chemical Corp., Class H	2,188,000	1,236,498
China Resources Pharmaceutical Group Ltd. (b)	460,500	284,973

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	113,102	432,599
China Shenhua Energy Co. Ltd., Class H	332,500	1,842,009
China United Network Communications Ltd., Class A	768,600	507,320
China XD Electric Co. Ltd., Class A	322,100	636,317
China Yangtze Power Co. Ltd., Class A	189,900	818,102
Chongqing Rural Commercial Bank Co. Ltd., Class H	641,000	536,534
CITIC Ltd.	673,000	1,059,321
CMOC Group Ltd., Class A	190,900	551,110
COFCO Sugar Holding Co. Ltd., Class A	243,500	452,565
COSCO SHIPPING Holdings Co. Ltd., Class H	446,850	898,937
COSCO SHIPPING Ports Ltd.	322,000	218,889
Datang International Power Generation Co. Ltd., Class H (c)	486,000	156,370
Dong-E-E-Jiao Co. Ltd., Class A	48,700	393,930
Eastern Air Logistics Co. Ltd., Class A	163,200	412,199
ENN Energy Holdings Ltd.	99,900	597,795
ENN Natural Gas Co. Ltd., Class A	106,900	281,743
Far East Horizon Ltd.	260,000	228,349
Foxconn Industrial Internet Co. Ltd., Class A	122,200	1,025,167
Fujian Funeng Co. Ltd., Class A	239,200	384,672
G-bits Network Technology Xiamen Co. Ltd., Class A	12,400	713,914
GD Power Development Co. Ltd., Class A	741,900	558,295
Geely Automobile Holdings Ltd.	534,000	1,348,210
Giant Network Group Co. Ltd., Class A	108,400	470,851
Great Wall Motor Co. Ltd., Class H	434,000	502,489
Gree Electric Appliances, Inc. of Zhuhai, Class A	80,000	501,105
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	633,300	463,388
Guangdong Investment Ltd.	568,000	612,976
Guangdong South New Media Co. Ltd., Class A	59,200	310,052
Guangxi Guiguan Electric Power Co. Ltd., Class A	333,400	534,224
Guangxi Liugong Machinery Co. Ltd., Class A	219,200	284,641
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	32,548
H World Group Ltd.	103,300	438,852
Haitian International Holdings Ltd.	93,000	246,599
Heilongjiang Agriculture Co. Ltd., Class A	239,800	438,586
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	102,600	396,410
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	68,104
HLA Group Corp. Ltd.	425,500	396,824
Huadian Power International Corp. Ltd., Class H	878,000	465,514
Huapont Life Sciences Co. Ltd., Class A	445,700	292,153
Huaxin Building Materials Group Co. Ltd., Class H	170,900	323,454
Huayu Automotive Systems Co. Ltd., Class A	84,300	210,317
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	126,200	501,621
Industrial & Commercial Bank of China Ltd., Class H	2,544,000	2,433,559
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	174,016	695,043
Inner Mongolia ERDOS Resources Co. Ltd., Class A	216,780	408,172
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	563,100	411,122
Inner Mongolia Yitai Coal Co. Ltd., Class B	294,200	847,002
Jason Furniture Hangzhou Co. Ltd., Class A	97,100	362,029

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	208,200	308,810
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	95,486	397,242
Jiangsu Zhongtian Technology Co. Ltd., Class A	128,100	538,919
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	168,000	255,014
KingClean Electric Co. Ltd., Class A *	23,618	97,464
Kunlun Energy Co. Ltd.	70,000	64,738
Li Ning Co. Ltd.	299,500	578,580
Livzon Pharmaceutical Group, Inc., Class A	65,300	300,936
Meihua Holdings Group Co. Ltd., Class A	242,000	290,957
Midea Group Co. Ltd., Class H	70,300	890,685
Muyuan Foods Group Co. Ltd., Class A	82,800	481,415
Newland Digital Technology Co. Ltd., Class A	65,800	183,255
Ningbo Deye Technology Corp., Class A	20,700	250,922
Offshore Oil Engineering Co. Ltd., Class A	276,300	233,868
PetroChina Co. Ltd., Class A	405,900	667,768
Qingdao Port International Co. Ltd., Class A	388,900	520,023
Qinhuangdao Port Co. Ltd., Class A	750,500	393,376
SF Holding Co. Ltd., Class A	78,300	405,915
Shandong Nanshan Aluminum Co. Ltd., Class A	644,000	450,623
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	13,185
Shanghai Huayi Group Co. Ltd., Class A *	319,900	388,962
Shanghai International Port Group Co. Ltd., Class A	413,000	323,471
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	176,100	500,316
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,500	48,318
Shanghai Tunnel Engineering Co. Ltd., Class A	445,600	372,751
Shanjin International Gold Co. Ltd., Class A	23,120	80,004
Shanxi Coal International Energy Group Co. Ltd., Class A	192,000	359,121
Shenergy Co. Ltd., Class A	330,000	417,526
Shenzhen Aisidi Co. Ltd., Class A	272,540	403,765
Shenzhen Expressway Corp. Ltd.	82,500	106,598
Shenzhen Transsion Holdings Co. Ltd., Class A	3,097	29,483
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	76,400	492,361
Sinopharm Group Co. Ltd., Class H	150,800	334,413
Sinotrans Ltd., Class A	58,800	56,984
Sinotruk Hong Kong Ltd.	176,000	912,214
TangShan Port Group Co. Ltd., Class A	994,100	714,020
Tasly Pharmaceutical Group Co. Ltd., Class A	166,500	397,482
Tian Di Science & Technology Co. Ltd., Class A	532,000	388,499
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	588,400	385,985
Tianshan Aluminum Group Co. Ltd., Class A	216,600	423,917
Triangle Tyre Co. Ltd., Class A	191,300	375,585
Uni-President China Holdings Ltd. (c)	298,000	286,509
Wanxiang Qianchao Co. Ltd., Class A	298,900	496,082
Weichai Power Co. Ltd., Class A	111,500	461,475
Wuliangye Yibin Co. Ltd., Class A	41,800	482,524
Xiamen C & D, Inc., Class A	232,500	309,050
Xinhua Winshare Publishing and Media Co. Ltd., Class A	285,200	531,154

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yangzijiang Shipbuilding Holdings Ltd.	414,000	1,263,741
Yankuang Energy Group Co. Ltd., Class H	589,200	896,884
Youngor Fashion Co. Ltd., Class A	467,200	543,504
Yunnan Aluminium Co. Ltd., Class A	145,400	574,318
Yunnan Baiyao Group Co. Ltd., Class A	31,160	244,015
Yunnan Yuntianhua Co. Ltd., Class A	129,300	570,875
Yutong Bus Co. Ltd., Class A	159,400	760,121
ZCZL Industrial Technology Group Co. Ltd.	84,200	201,236
Zhejiang Expressway Co. Ltd., Class H	426,000	377,223
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	285,100	488,240
Zhejiang Longsheng Group Co. Ltd., Class A	354,100	695,664
Zhejiang NHU Co. Ltd., Class A	96,600	429,321
Zhejiang Semir Garment Co. Ltd., Class A	193,700	178,245
Zhejiang Zheneng Electric Power Co. Ltd., Class A	423,800	318,145
Zhongjin Gold Corp. Ltd., Class A *	176,600	603,190
Zhongshan Broad Ocean Motor Co. Ltd., Class A	414,000	453,569
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (c)	67,000	64,716
		77,073,111
Colombia — 0.5%
Ecopetrol SA	771,703	654,293
Grupo Cibest SA (Preference)	47,324	1,117,469
		1,771,762
Cyprus — 0.1%
Bank of Cyprus Holdings plc	46,356	549,984
Czech Republic — 0.5%
CEZ A/S	15,443	994,852
Komercni Banka A/S	6,430	322,013
Moneta Money Bank A/S (b)	61,007	558,293
		1,875,158
Egypt — 0.3%
Commercial International Bank - Egypt (CIB)	378,108	1,047,685
Greece — 2.7%
Allwyn AG	44,436	686,837
Eurobank SA	224,060	1,157,841
GEK TERNA SA	14,054	735,658
Hellenic Telecommunications Organization SA	45,060	1,039,946
HELLENiQ ENERGY Holdings S.A.	28,643	429,386
JUMBO SA	31,665	884,834
Motor Oil Hellas Corinth Refineries SA	20,631	1,208,564
National Bank of Greece SA	77,693	1,453,718
Piraeus Bank SA *	145,033	1,691,675
Public Power Corp. SA	50,365	1,297,810
		10,586,269
Hungary — 1.6%
Magyar Telekom Telecommunications plc	106,782	926,766

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hungary — continued
MOL Hungarian Oil & Gas plc *	85,109	1,218,555
OTP Bank Nyrt.	20,550	3,044,315
Richter Gedeon Nyrt.	28,552	1,063,824
		6,253,460
India — 7.3%
Adani Power Ltd. *	636,902	1,409,199
Aurobindo Pharma Ltd.	20,220	334,708
Bajaj Auto Ltd.	10,314	1,245,007
Bajaj Holdings & Investment Ltd.	1,096	130,263
Bank of Baroda	39,085	99,345
Bharat Petroleum Corp. Ltd.	179,237	599,006
Canara Bank	184,430	241,420
Castrol India Ltd.	32,470	63,009
Cipla Ltd.	57,599	888,942
Coal India Ltd.	50,099	217,503
Colgate-Palmolive India Ltd.	7,278	158,348
Dabur India Ltd.	69,438	306,672
Divi's Laboratories Ltd.	10,331	872,126
Dr Reddy's Laboratories Ltd.	49,330	591,848
GAIL India Ltd.	114,649	217,819
Glenmark Pharmaceuticals Ltd.	8,855	207,291
HCL Technologies Ltd.	66,517	940,586
Hindalco Industries Ltd.	26,491	271,450
Hindustan Petroleum Corp. Ltd.	87,861	357,547
Hindustan Unilever Ltd.	90,619	1,994,775
Hindustan Zinc Ltd.	35,802	202,842
ICICI Lombard General Insurance Co. Ltd. (b)	1,790	30,460
Indian Oil Corp. Ltd.	368,902	540,778
Indus Towers Ltd. *	114,339	468,839
Infosys Ltd.	182,842	2,171,990
ITC Ltd.	338,625	996,898
Jindal Steel Ltd.	22,969	265,605
JSW Steel Ltd.	35,085	467,008
Nestle India Ltd.	59,416	939,638
NHPC Ltd.	190,844	157,453
NMDC Ltd.	546,420	487,328
NTPC Ltd.	294,813	1,072,119
Oil & Natural Gas Corp. Ltd.	246,663	628,407
Oil India Ltd.	37,683	181,569
Petronet LNG Ltd.	101,738	299,225
Piramal Finance Ltd.	2,587	55,701
Power Grid Corp. of India Ltd.	197,484	587,867
REC Ltd.	100,642	393,218
Reliance Industries Ltd.	121,122	1,658,337
State Bank of India	17,645	189,903
Steel Authority of India Ltd.	148,992	264,130
Sun Pharmaceutical Industries Ltd.	44,924	936,680

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Consultancy Services Ltd.	38,145	946,361
Tata Motors Passenger Vehicles Ltd.	104,738	372,821
Tata Power Co. Ltd. (The)	134,252	535,623
Tata Steel Ltd.	489,248	973,453
Titan Co. Ltd.	7,329	374,183
Torrent Power Ltd.	13,997	207,129
Union Bank of India Ltd.	91,718	164,574
United Breweries Ltd. *	1,715	25,507
UPL Ltd.	12,821	81,196
Vedanta Ltd.	208,215	578,051
Zydus Lifesciences Ltd.	15,657	184,855
		28,586,612
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk. PT	1,643,400	224,683
Astra International Tbk. PT	3,025,000	857,369
Bukit Asam Persero Tbk. PT	2,669,500	344,821
Elang Mahkota Teknologi Tbk. PT	5,154,000	151,513
Gudang Garam Tbk. PT	165,700	174,964
Indofood CBP Sukses Makmur Tbk. PT	847,100	328,299
Indofood Sukses Makmur Tbk. PT	1,387,400	537,797
Kalbe Farma Tbk. PT	448,000	17,993
Perusahaan Gas Negara Persero Tbk. PT	5,052,500	421,003
Sarana Menara Nusantara Tbk. PT	1,443,800	32,333
Sumber Alfaria Trijaya Tbk. PT	100,800	7,413
Telkom Indonesia Persero Tbk. PT	5,928,600	865,521
Unilever Indonesia Tbk. PT	2,552,500	248,950
United Tractors Tbk. PT	343,900	457,731
XLSMART Telecom Sejahtera Tbk. PT	2,155,600	291,898
		4,962,288
Kuwait — 0.6%
Agility Global plc	750,662	345,391
Mobile Telecommunications Co. KSCP	512,468	989,795
National Bank of Kuwait SAKP	400,718	1,112,280
		2,447,466
Malaysia — 3.4%
99 Speed Mart Retail Holdings Bhd.	517,100	463,086
AMMB Holdings Bhd.	404,800	670,440
Axiata Group Bhd.	310,000	150,616
CELCOMDIGI Bhd.	113,000	82,448
CIMB Group Holdings Bhd.	629,000	1,214,718
Genting Bhd.	113,200	58,713
Genting Malaysia Bhd.	810,500	346,569
Hong Leong Bank Bhd.	43,700	235,782
IHH Healthcare Bhd.	220,100	450,010
Kuala Lumpur Kepong Bhd.	34,800	179,179
Malayan Banking Bhd.	520,308	1,387,137

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Maxis Bhd.	785,600	711,395
MR DIY Group M Bhd. (b)	527,400	203,819
Petronas Chemicals Group Bhd.	55,000	64,508
Petronas Gas Bhd.	188,700	809,935
PPB Group Bhd.	197,360	453,421
Press Metal Aluminium Holdings Bhd.	581,400	1,128,637
RHB Bank Bhd.	481,600	1,007,302
SD Guthrie Bhd.	686,600	1,103,869
Sime Darby Bhd.	1,044,900	551,829
Telekom Malaysia Bhd.	419,600	795,557
Tenaga Nasional Bhd.	260,300	929,913
YTL Power International Bhd.	143,300	146,420
		13,145,303
Mexico — 6.7%
Alsea SAB de CV	55,638	135,437
America Movil SAB de CV	1,599,735	2,032,055
Arca Continental SAB de CV	108,135	1,235,097
Banco del Bajio SA (b)	166,503	553,263
Cemex SAB de CV	1,594,446	1,890,928
Coca-Cola Femsa SAB de CV	89,501	971,207
El Puerto de Liverpool SAB de CV, Class C1	61,020	366,166
Fibra Uno Administracion SA de CV, REIT	464,837	837,643
Fomento Economico Mexicano SAB de CV	62,198	797,069
Gentera SAB de CV	116,120	269,591
Gruma SAB de CV, Class B	49,379	736,230
Grupo Aeroportuario del Centro Norte SAB de CV	75,874	1,012,194
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,454	423,058
Grupo Aeroportuario del Sureste SAB de CV, Class B	34,636	957,077
Grupo Carso SAB de CV	41,340	352,498
Grupo Financiero Banorte SAB de CV, Class O	262,715	3,028,287
Grupo Mexico SAB de CV	248,981	2,994,327
Industrias Penoles SAB de CV	28,271	1,299,900
Kimberly-Clark de Mexico SAB de CV, Class A	445,798	1,034,477
Megacable Holdings SAB de CV	176,843	597,015
Orbia Advance Corp. SAB de CV *	307,917	435,399
Prologis Property Mexico SA de CV, REIT	142,409	637,406
Promotora y Operadora de Infraestructura SAB de CV	61,282	971,058
Sigma Foods SAB de CV, Class A	951,456	968,513
Wal-Mart de Mexico SAB de CV	565,959	1,645,642
		26,181,537
Philippines — 0.3%
Globe Telecom, Inc.	3,973	117,464
Manila Electric Co.	78,890	618,543
PLDT, Inc.	12,840	255,283
Puregold Price Club, Inc.	450,800	301,908
		1,293,198

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — 0.8%
Industries Qatar QSC	227,306	658,007
Nebras Energy	129,135	524,201
Ooredoo QPSC	251,562	863,961
Qatar Fuel QSC	78,673	300,345
Qatar Gas Transport Co. Ltd.	724,504	823,364
Qatar International Islamic Bank QSC	9,566	28,463
		3,198,341
Romania — 0.3%
NEPI Rockcastle NV	130,891	1,204,836
Russia — 0.0%
Alrosa PJSC ‡ *	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	—
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡ *	6,142,220	—
LUKOIL PJSC ‡ *	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡ *	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	—
Mobile TeleSystems PJSC ‡ *	120,496	—
Novolipetsk Steel PJSC ‡ *	155,019	—
PhosAgro PJSC ‡ *	1,940	—
Rostelecom PJSC ‡ *	157,186	—
RusHydro PJSC ‡ *	35,715,691	—
Sberbank of Russia PJSC ‡ *	537,391	—
Severstal PAO ‡ *	20,498	—
Sistema AFK PAO ‡ *	308,352	—
Surgutneftegas PAO (Preference) ‡ *	655,737	—
Tatneft PJSC ‡ *	17,275	—
Unipro PAO ‡ *	4,941,067	—
		—
Saudi Arabia — 3.1%
Almarai Co. JSC	24,874	307,122
Arab National Bank	45,200	261,557
Arabian Centres Co. (b)	30,526	126,877
Catrion Catering Holding Co.	11,017	204,616
Electrical Industries Co.	121,085	456,242
Elm Co.	3,407	617,891
Etihad Etisalat Co.	62,133	1,028,243
flynas Co. SJSC *	29,564	388,324
Jamjoom Pharmaceuticals Factory Co.	11,366	414,025
Jarir Marketing Co.	199,125	884,034
Mobile Telecommunications Co. Saudi Arabia	150,969	416,064
Mouwasat Medical Services Co.	17,336	287,834
Nahdi Medical Co.	15,669	397,417
Power & Water Utility Co. for Jubail & Yanbu	29,131	291,659
Rabigh Refining & Petrochemical Co. *	120,351	477,799
Riyadh Cables Group Co.	21,407	569,737

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
SABIC Agri-Nutrients Co.	28,486	935,126
SAL Saudi Logistics Services	12,192	562,827
Saudi Aramco Base Oil Co.	10,221	344,929
Saudi Investment Bank (The)	35,703	132,231
Saudi Telecom Co.	188,763	2,168,349
Savola Group (The)	47,636	330,798
Seera Group Holding *	57,533	311,449
United Electronics Co.	17,720	312,661
		12,227,811
South Africa — 7.3%
Absa Group Ltd.	72,669	1,001,587
African Rainbow Minerals Ltd.	71,945	737,424
Aspen Pharmacare Holdings Ltd.	43,353	391,250
Bid Corp. Ltd.	44,133	1,209,505
Bidvest Group Ltd.	75,265	1,129,288
Clicks Group Ltd.	37,590	501,784
Exxaro Resources Ltd.	71,492	881,639
Foschini Group Ltd.	116,837	402,045
Gold Fields Ltd.	60,063	1,939,611
Growthpoint Properties Ltd., REIT	590,542	631,961
Harmony Gold Mining Co. Ltd.	83,314	1,314,540
Impala Platinum Holdings Ltd.	113,923	1,242,466
Investec Ltd.	100,309	870,898
Kumba Iron Ore Ltd.	27,646	438,808
Mr Price Group Ltd.	71,427	735,271
MTN Group Ltd.	171,584	2,127,138
Naspers Ltd., Class N	64,015	3,363,517
Nedbank Group Ltd.	79,753	1,349,906
Pepkor Holdings Ltd. (b)	581,547	748,510
Sasol Ltd. *	65,163	772,208
Shoprite Holdings Ltd.	56,599	984,425
Sibanye Stillwater Ltd.	44,527	96,232
Standard Bank Group Ltd.	36,652	729,816
Tiger Brands Ltd.	52,167	873,887
Valterra Platinum Ltd.	25,385	1,900,847
Vodacom Group Ltd.	112,691	1,091,629
Woolworths Holdings Ltd.	259,341	737,666
		28,203,858
Taiwan — 10.8%
Accton Technology Corp.	39,000	2,527,863
Capital Securities Corp. *	641,000	670,877
Cathay Financial Holding Co. Ltd.	401,000	1,248,024
Chang Hwa Commercial Bank Ltd. *	944,000	733,900
Cheng Shin Rubber Industry Co. Ltd.	545,000	513,219
China Airlines Ltd.	1,175,000	814,565
Chunghwa Telecom Co. Ltd.	385,000	1,655,289
CTBC Financial Holding Co. Ltd.	1,505,395	3,004,671

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
E.Sun Financial Holding Co. Ltd.	768,831	916,994
Eclat Textile Co. Ltd.	49,000	524,118
Eternal Materials Co. Ltd.	365,000	668,522
Eva Airways Corp.	728,000	971,280
Far EasTone Telecommunications Co. Ltd.	278,000	902,465
Feng TAY Enterprise Co. Ltd.	180,960	381,635
First Financial Holding Co. Ltd.	683,799	776,836
Formosa Petrochemical Corp.	286,000	617,655
Fubon Financial Holding Co. Ltd.	273,526	1,090,267
Giant Manufacturing Co. Ltd.	189,000	492,882
Hotai Motor Co. Ltd.	14,000	240,268
Hua Nan Financial Holdings Co. Ltd.	310,000	416,395
International Games System Co. Ltd.	29,000	693,995
King Slide Works Co. Ltd.	8,000	1,916,973
MediaTek, Inc.	30,000	3,195,832
Mega Financial Holding Co. Ltd.	30,694	50,313
momo.com, Inc.	18,000	135,494
Nien Made Enterprise Co. Ltd.	53,000	624,882
Pou Chen Corp.	691,000	511,229
President Chain Store Corp.	106,000	734,031
SinoPac Financial Holdings Co. Ltd.	1,514,036	1,888,214
Taiwan Fertilizer Co. Ltd.	380,000	538,507
Taiwan Mobile Co. Ltd.	263,000	913,407
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	7,618,423
Uni-President Enterprises Corp.	570,000	1,296,160
Yuanta Financial Holding Co. Ltd.	1,083,104	2,259,560
Yulon Motor Co. Ltd.	392,000	337,959
		41,882,704
Thailand — 5.1%
Advanced Info Service PCL	127,900	1,451,968
Bangkok Bank PCL	115,500	661,194
Banpu PCL, NVDR ‡	2,488,000	432,323
Berli Jucker PCL, NVDR	644,800	312,212
Carabao Group PCL, NVDR	346,800	531,045
Central Retail Corp. PCL, NVDR	827,400	660,588
Charoen Pokphand Foods PCL, NVDR	1,275,300	855,947
CP ALL PCL, NVDR	636,400	912,410
Digital Telecommunications Infrastructure Fund, Class F	1,435,000	455,521
Electricity Generating PCL	118,900	476,457
Global Power Synergy PCL, Class F	383,700	589,167
Home Product Center PCL, NVDR	2,330,000	452,183
Kasikornbank PCL, NVDR	238,400	1,739,386
Krung Thai Bank PCL	1,073,300	1,416,491
Minor International PCL, NVDR	870,400	613,091
Osotspa PCL, NVDR	900,800	472,873
PTT Exploration & Production PCL	253,800	1,136,661
PTT Oil & Retail Business PCL	1,089,200	416,539

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
PTT PCL, NVDR	1,472,700	1,697,682
Ratch Group PCL	219,400	252,183
SCB X PCL, NVDR	268,900	1,229,771
Thai Oil PCL	539,900	1,056,465
Thai Union Group PCL, Class F	1,258,200	458,574
TMBThanachart Bank PCL, NVDR	9,378,800	857,234
True Corp. PCL, NVDR	1,862,000	800,635
		19,938,600
Turkey — 7.0%
AG Anadolu Grubu Holding A/S	695,347	519,186
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	773,045	545,417
Akbank TAS	141,696	188,506
Akcansa Cimento A/S	115,448	575,798
Aksa Enerji Uretim A/S *	71,488	141,642
Alarko Holding A/S	188,438	400,482
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,051,950	483,771
Aselsan Elektronik Sanayi ve Ticaret A/S	173,737	1,251,327
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	139,042	864,365
Aygaz A/S	111,252	619,839
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi *	3,233,827	333,585
BIM Birlesik Magazalar A/S	136,885	1,124,299
Celebi Hava Servisi A/S	9,845	299,085
Cimsa Cimento Sanayi ve Ticaret A/S	125,654	118,719
Coca-Cola Icecek A/S	347,034	664,947
DAP Gayrimenkul Gelistirme A/S, Class C *	780,342	142,705
Dogan Sirketler Grubu Holding A/S	1,683,302	740,289
Dogus Otomotiv Servis ve Ticaret A/S	92,060	368,863
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	129,293	185,836
Enerjisa Enerji A/S (b)	184,615	422,880
Enerya Enerji A/S	3,258,181	632,339
Enka Insaat ve Sanayi A/S	440,398	811,697
Eregli Demir ve Celik Fabrikalari TAS	650,909	581,815
Ford Otomotiv Sanayi A/S	348,087	586,878
Gulermak Agir Sanayi Insaat ve Taahhut A/S *	102,750	324,209
GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	58,805	440,098
Is Yatirim Menkul Degerler A/S	333,775	242,706
Isiklar Enerji ve Yapi Holding A/S *	224,620	791,769
Margun Enerji Uretim Sanayi ve Ticaret A/S *	484,829	376,487
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	599,112	493,090
MIA Teknoloji A/S *	502,280	325,772
Migros Ticaret A/S	55,440	729,198
MLP Saglik Hizmetleri A/S * (b)	22,962	195,732
Nuh Cimento Sanayi A/S	46,293	211,108
Odine Solutions Teknoloji Ticaret ve Sanayi A/S *	14,689	772,800
Oyak Cimento Fabrikalari A/S	1,287,090	549,303
Pasifik Eurasia Lojistik Dis Ticaret A/S *	182,164	594,195
Pegasus Hava Tasimaciligi A/S *	114,519	368,523

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Ronesans Gayrimenkul Yatirim A/S, Class B	52,936	223,114
Sok Marketler Ticaret A/S *	576,294	618,342
TAB Gida Sanayi ve Ticaret A/S	47,795	244,604
TAV Havalimanlari Holding A/S	111,443	635,810
Tekfen Holding A/S	148,736	483,188
Tofas Turk Otomobil Fabrikasi A/S	75,747	434,034
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	355,707	701,824
Turk Hava Yollari AO	154,492	1,019,813
Turk Telekomunikasyon A/S *	583,741	626,289
Turkcell Iletisim Hizmetleri A/S	378,276	797,246
Turkiye Garanti Bankasi A/S	67,800	175,448
Turkiye Is Bankasi A/S, Class C	2,158,558	565,587
Turkiye Petrol Rafinerileri A/S	152,301	948,698
Turkiye Sise ve Cam Fabrikalari A/S	508,056	446,333
Ulker Biskuvi Sanayi A/S	155,934	282,792
		27,222,382
United Arab Emirates — 4.3%
Abu Dhabi Commercial Bank PJSC	418,582	1,705,381
Abu Dhabi Islamic Bank PJSC	235,532	1,360,571
Abu Dhabi National Oil Co. for Distribution PJSC	544,133	592,558
ADNOC Logistics & Services	580,657	979,700
Air Arabia PJSC	746,947	990,635
Aldar Properties PJSC	49,200	99,260
Americana Restaurants International plc - Foreign Co.	501,979	297,147
Borouge plc	666,498	435,391
Dubai Electricity & Water Authority PJSC	1,265,916	944,202
Dubai Islamic Bank PJSC	506,382	1,003,560
Emaar Development PJSC	230,895	812,557
Emaar Properties PJSC	652,570	1,947,641
Emirates NBD Bank PJSC	111,157	912,955
Emirates Telecommunications Group Co. PJSC	305,862	1,694,170
Fertiglobe plc	274,942	199,114
NMDC Group PJSC	122,040	756,930
Presight AI Holding plc *	454,750	419,778
Salik Co. PJSC	520,654	752,323
Space42 plc *	238,411	105,213
Talabat Holding plc	2,059,068	588,626
		16,597,712
United States — 0.4%
GCC SAB de CV	45,477	522,344
Titan SA	15,596	938,641
		1,460,985
Total Common Stocks (Cost $304,833,443)		387,433,765

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *(Cost $—)	212,660	22,684
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (d) (e) (Cost $768,510)	768,510	768,510
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (d) (e)(Cost $286,720)	286,720	286,720
Total Short-Term Investments (Cost $1,055,230)		1,055,230
Total Investments — 99.8% (Cost $305,888,673)		388,511,679
Other Assets in Excess of Liabilities — 0.2%		910,571
NET ASSETS — 100.0%		389,422,250

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $238,354.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.3%
Metals & Mining	8.4
Oil, Gas & Consumable Fuels	7.2
Wireless Telecommunication Services	3.8
Electric Utilities	3.4
Diversified Telecommunication Services	3.3
Food Products	3.3
Independent Power and Renewable Electricity Producers	2.9
Semiconductors & Semiconductor Equipment	2.8
Specialty Retail	2.7
Consumer Staples Distribution & Retail	2.7
Transportation Infrastructure	2.7
Pharmaceuticals	2.5
Beverages	2.2
Chemicals	2.1
Broadline Retail	1.6
Industrial Conglomerates	1.5
Passenger Airlines	1.5
IT Services	1.5
Real Estate Management & Development	1.5
Construction Materials	1.4
Automobiles	1.4
Machinery	1.3
Electrical Equipment	1.2
Insurance	1.2
Gas Utilities	1.2
Textiles, Apparel & Luxury Goods	1.1
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	12.9
Short-Term Investments	0.3
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	18	09/18/2026	USD	1,477,890	(86,915)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,158,237	$—	$3,158,237
Belgium	—	521,246	—	521,246
Brazil	44,449,233	—	—	44,449,233
Chile	11,593,987	—	—	11,593,987
China	9,470,168	67,602,943	— (a)	77,073,111
Colombia	1,771,762	—	—	1,771,762
Cyprus	—	549,984	—	549,984
Czech Republic	1,553,145	322,013	—	1,875,158
Egypt	—	1,047,685	—	1,047,685
Greece	1,637,950	8,948,319	—	10,586,269
Hungary	2,145,321	4,108,139	—	6,253,460
India	—	28,586,612	—	28,586,612
Indonesia	2,027,861	2,934,427	—	4,962,288
Kuwait	345,391	2,102,075	—	2,447,466
Malaysia	1,913,804	11,231,499	—	13,145,303
Mexico	26,181,537	—	—	26,181,537
Philippines	1,037,915	255,283	—	1,293,198
Qatar	1,482,553	1,715,788	—	3,198,341
Romania	—	1,204,836	—	1,204,836
Russia	—	—	—(a )	—(a )
Saudi Arabia	4,522,956	7,704,855	—	12,227,811
South Africa	8,401,267	19,802,591	—	28,203,858
Taiwan	538,507	41,344,197	—	41,882,704
Thailand	455,521	19,050,756	432,323	19,938,600
Turkey	6,301,475	20,920,907	—	27,222,382
United Arab Emirates	787,740	15,809,972	—	16,597,712
United States	522,344	938,641	—	1,460,985
Total Common Stocks	127,140,437	259,861,005	432,323	387,433,765
Warrants	—	22,684	—	22,684
Short-Term Investments
Investment Companies	768,510	—	—	768,510
Investment of Cash Collateral from Securities Loaned	286,720	—	—	286,720
Total Short-Term Investments	1,055,230	—	—	1,055,230
Total Investments in Securities	$128,195,667	$259,883,689	$432,323	$388,511,679
Depreciation in Other Financial Instruments
Futures Contracts	$(86,915)	$—	$—	$(86,915)

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$—	$1,227,583	$940,863	$—	$—	$286,720	286,720	$2,964	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	810,808	21,341,547	21,383,845	—	—	768,510	768,510	16,157	—
Total	$810,808	$22,569,130	$22,324,708	$—	$—	$1,055,230		$19,121	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.